Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Information Technology Index ETF	Nov. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Oct. 21, 2013
Fidelity MSCI Information Technology Index ETF
Bar Chart Table:
Annual Return 2014	18.16%
Annual Return 2015	5.05%
Annual Return 2016	13.80%
Annual Return 2017	37.08%
Annual Return 2018	(0.18%)
Annual Return 2019	48.67%
Annual Return 2020	45.90%
Annual Return 2021	30.40%